COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 01, 2020
Restructuring Cost and Reserve [Line Items]
Operating lease liability		$ 116,199		$ 116,199		$ 240,578
Lease expiration term	May 31, 2023
Reduction in ROU assets and liabilities	$ 3,250
Operating lease payments				7,332
Operating lease, rent expenses		$ 46,216	$ 44,344	$ 144,528	$ 135,865	$ 179,562	$ 156,716
COVID-19 Impact [Member]
Restructuring Cost and Reserve [Line Items]
COVID-19 impact description						On May 12, 2021, Malaysia was again put under a full lockdown nationwide, until the earlier of (i) daily COVID-19 cases infection of the country fall below 4,000; (ii) intensive Unit Care, or ICU, wards start operating at a moderate level; or (iii) 10% of the Malaysian population is fully vaccinated. The country was administering over 400,000 doses of COVID-19 vaccines daily. On July 17, 2021, the full lockdown was slightly eased as 13.9% of the Malaysian population was fully vaccinated, with another 30% having received at least one dose of the vaccine. The COVID-19 situation in the country showed no sign of abating. Kuala Lumpur and Selangor remained the epicenter of the latest wave of infections. Total COVID-19 cases in the country surpassed the one million mark on July 25, 2021, and daily cases hit a record high of 24,599 on August 26, 2021. Despite the deteriorating COVID-19 state, the government lifted Kuala Lumpur from Enhanced Movement Control Order (“EMCO”) ahead of schedule and ended the nationwide state of emergency on August 1, 2021. Parliament met for the first time this year on July 26, 2021. Malaysia pressed on with its National COVID-19 Immunisation Plan, fast inoculating its residents. COVID-19 infection started to drop below the 10,000 mark daily, beginning October 3, 2021. Effective October 11, 2021, interstate and international travel restrictions were lifted for residents who had been fully vaccinated against COVID-19 as the country achieved its target of inoculating 90% of its adult population. The government is preparing to shift into an endemic COVID-19 phase where it will not impose wide lockdowns even if cases rise. As of March 6, 2022, over 78.9% of the country’s population have been fully vaccinated, with a further 46.0% having received booster shot
Training Center [Member]
Restructuring Cost and Reserve [Line Items]
Lease expiration term	Aug. 31, 2023
ASL [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease liability								$ 490,000
Operating lease effective interest rate	5.50%							5.50%
Operating lease, weighted average remaining lease term		11 months 1 day		11 months 1 day		1 year 7 months 20 days